[LOGO OF SMITH BARNEY]

                         SMITH BARNEY
                                 PREMIUM TOTAL
                                         RETURN Fund

                                                         Classic Investor Series
                                                         Annual Report
                                                         December 31, 1999

                            [LOGO OF SMITH BARNEY]

            Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Smith Barney Premium Total Return Fund


The Smith Barney Premium Total Return Fund ("Fund") seeks total return consisting of long-term capital appreciation and income.

Smith Barney Premium Total Return Fund Average Annual Total Returns Ended December 31, 1999

                                      Without Sales Charges(1)
--------------------------------------------------------------------------------
                           Class A      Class B     Class L     Class O
================================================================================
One-Year                    5.37%        4.85%       4.60%        4.83%
--------------------------------------------------------------------------------
Five-Year                  15.66        15.08         N/A        15.12
--------------------------------------------------------------------------------
Ten-Year                     N/A        13.09         N/A          N/A
--------------------------------------------------------------------------------
Since Inception++          13.51        12.96        3.19        12.98
================================================================================


                                       With Sales Charges(2)
--------------------------------------------------------------------------------
                           Class A      Class B     Class L     Class O
================================================================================

One-Year                    0.08%        0.63%       2.69%        3.98%
--------------------------------------------------------------------------------
Five-Year                  14.47        14.97         N/A        15.12
--------------------------------------------------------------------------------
Ten-Year                     N/A        13.09         N/A          N/A
--------------------------------------------------------------------------------
Since Inception++          12.70        12.96        2.53        12.98
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
++ Inception dates for Class A, B, L and O shares are November 6, 1992, September 16, 1985, June 15, 1998 and June 1, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------
Our investment strategy is designed to provide our shareholders with the potential for upside stock market participation, a competitive stream of income and downside protection. The way we accomplish our strategy is to combine equities (stocks and convertibles) with bonds and stock market index exposure (S&P Index futures and options). The bonds provide most of the income while the stocks should provide long-term appreciation. The Index exposure assures that the Fund will participate with the market, in both directions, even if our quality investment approach is temporarily out of favor.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------
           Class A                      SOPAX
           Class B                      SOPTX
           Class L                      SBPLX
           Class O                      SPTCX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter .........................................................1
Historical Performance......................................................5
Smith Barney Premium Total Return Fund at a Glance .........................8
Schedule of Investments ....................................................9
Statement of Assets and Liabilities .......................................22
Statement of Operations....................................................23
Statements of Changes in Net Assets........................................24
Notes to Financial Statements .............................................25
Financial Highlights ......................................................32
Independent Auditors' Report ..............................................37
Additional Shareholder Information.........................................38
Tax Information ...........................................................39

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

   [PHOTO]                      [PHOTO]

HEATH B. MCLENDON            ROSS MARGOLIES

Chairman                     Investment Officer


Dear Shareholder:

We are pleased to present the annual report for the Smith Barney Premium Total Return ("Fund") for the year ended December 31, 1999. In this report, we discuss stock market conditions and review our investment strategy during the reporting period. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow. Any discussion of the Fund's holdings is as of December 31, 1999. Please refer to pages nine through twenty for a list of the Fund's holdings. We hope you find this report to be informative and useful.


Performance Overview
For the year ended December 31, 1999 the Fund provided a total return of 5.37% for its Class A shares, excluding the effects of sales charges. During this same period, the U.S. stock market, as measured by the Standard and Poor's 500 Index ("S&P 500"), had a total return of 21.03%. (The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks.)

The Fund's relative performance has improved over the past year.* We believe that our new investment strategy, which is described in greater detail later on in this letter, has contributed significantly to the Fund's performance relative to the market. (Of course, past performance is not indicative of future results.) For the period from May 1, 1999 through December 31, 1999 the Fund's Class A shares returned 5.95%, excluding the effects of sales charges, versus 10.04% for the S&P 500.** Additional Fund performance information can be found beginning on page five.

Investment Strategy
The Fund's investment strategy is designed to capture as much as possible of the stock market's long-term appreciation potential while at the same time seeking to pay a regular monthly income dividend and having substantially lower potential volatility than the overall stock market. Another way to view the Fund's strategy is that our goal is to generate a compound annual return at or around that of the S&P 500 over an entire market cycle that includes both a bull and bear market. (Of course, no guarantees can be made that our goal will be met.)

At the same time, because the Fund assumes less risk than the overall stock market, its annual volatility (i.e., a measure of risk) should be substantially lower than that of the S&P 500. (Again, no assurances can be made that the Fund will in fact have lower volatility than the S&P 500.) Over shorter periods of time such as one year, we expect that the Fund should post a

----------
* Ross S. Margolies, a Managing Director and Co-Chief Investment Officer of Salomon Brothers Asset Management Inc., ("SaBAM"), and his investment team were designated portfolio managers of the Fund on April 26, 1999. On June 30, 1999, the shareholders of the Fund approved a new sub-investment advisory agreement ("Agreement") with SaBAM. The Agreement will be in effect for an initial two-year period ending June 30, 2001, and may continue thereafter from year to year only if specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting shares of the Fund, and in either event, the vote of a majority of the non-interested Trustees. The Fund's investment objective -- total return consisting of long-term capital appreciation and income -- remains unchanged.

** Please note that the Fund's Class A shares returned 0.65% with sales charges over the same time period. Moreover, the Fund's average annual total returns were 0.08%, 14.47% and 12.70%, with sales charges, respectively, for the one-year period ended December 31, 1999, five-year period ended December 31, 1999 and from inception (11/6/92) through December 31, 1999.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                         1
total return (including dividends) of more than 75% of the S&P 500's during up markets and participate in less than 75% of the stock market's decline during down years. We believe that these three Fund attributes (the potential for upside participation, competitive monthly income and potential protection) are appropriate based on the risk and reward profiles of our shareholders.

Our core investment style is centered on a bottom-up stock picking*** strategy. We focus on thoroughly understanding a company's business, its strategy, competitive position and industry. Our seasoned financial analysis pays close attention to a company's resources to meet its goals and the consistency of the numbers to determine their quality (e.g., are receivables growing much faster than sales, a sign that current sales may overstate a long-term trend). Moreover, we carefully analyze the numbers to create a framework to ascertain a stock's valuation and risk. These and other factors are then weighed before we make a final judgement. If all of these factors lead us to conclude that the risk and reward trade-off of a particular security is favorable, we will then invest.

Our portfolio is designed to meet a strict set of investment objectives. We use tools such as diversification, position weighting and asset allocation to determine exactly how much of each security to own in the portfolio. For instance, in the Fund, not only do our best ideas get higher weightings, our higher risk ideas get lower weightings. We also try to make sure that the Fund's portfolio has some exposure to important growing parts of the economy such as technology, telecommunications, healthcare, financials and consumer.

As mentioned previously, the Fund's investment strategy is designed to provide our shareholders with the potential for some upside participation, a competitive stream of income and downside protection. The way we accomplish our strategy is to combine equities (i.e., stocks and convertibles) with bonds and stock market index exposure (i.e., S&P 500 futures and options).

The bonds provide most of the income while the stocks should provide long-term appreciation potential based on our bottom-up stock selection process. In our view, the index exposure assures that the Fund will participate with the stock market, in both directions, even if our equity investment approach is temporarily out of favor.

As you may remember, before our designation as managers, the Fund relied on a deep value investment strategy. This style has been out of favor in recent years and led the previous investment team to have virtually no exposure to the fast-growing technology sector. While value strategies may be viable over the long term, both pure value and pure growth strategies are susceptible to significant periods of being out of favor with the market. We believe that our blend approach to the stock and index portions of the Fund's portfolio assures some stock market participation under most conditions.

In addition to our core investment strategy that seeks low volatility, we regularly buy some puts on the stock market as an added measure of insurance. (Puts are options that increase in value when the market goes down, softening the impact of any decline on the portfolio.) This small portion of the Fund's Portfolio, as of December 31, 1999, becomes meaningful in the event of a sharp or large decline in the market. Please refer to the Fund's holdings on page nineteen for additional information on these options as of December 31, 1999.


Market Overview and Outlook
The 1999 stock market will go down in history as one of the most unusual markets of all time. After recovering from the effects of the 1998 Asian

-----------
*** Bottom-up stock picking is an investment approach that management uses to search for outstanding performance of individual stocks before considering the impact of economic trends.

--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders
economic crises, the stock market soared to new heights and increased volatility. During the beginning of the year, the market was very narrow with only a small group of blue-chip stocks appreciating. In mid April, we experienced a violent rotation into undervalued broad market stocks. By the end of the year, while the market broadening continued to help some stocks, most of the market's focus had shifted to the NASDAQ-listed technology companies. During 1999, market indices such as the S&P 500, and the Russell 3000 Index**** were up over 20%; the NASDAQ composite Index+ ("NASDAQ") increased by 85.59% led by both blue chip and speculative technology issues.

The most fundamental change in the market that we observed in 1999 was that all of the historical rules of traditional security analysis seemed to be discarded. Particularly in the Internet sector, the market rewarded concepts over profits. In many cases it became disrespectful to report earnings -- the market instead focused on issues such as number of potential customers instead of profitable sales to actual customers. While the market seems to think that profitability and cash flow are no longer important, the strategy of "buying sales" (i.e. losing money on sales in order to establish a market share position) is as old as commerce itself. The only difference this time is that the stock market is ignoring the fact that in the end companies need to generate cash flow and profits in order to survive and thrive.

How does one invest in this environment? The biggest adjustment to our process in 1999 has been to increase our focus on the Internet. The development of the Internet is one of those events that will change the way we live and work forever. It is as fundamental a change as was the development of telephones or the harnessing of electricity. These advances happen regularly throughout history and we are living through one of those momentous times right now.

If you closely examine the Fund's portfolio, you will see that relatively little of your money is invested in traditional Internet companies (i.e., the "dot.coms"). We find the long-term risk and reward proposition in most of these companies to be very unattractive. Most of these companies do not have sustainable business models (translation: in our opinion they will always lose money), while others have valuations that assume they will be the only survivors in the eventual shakeout.

However, you will see a lot of your money invested in companies++ that benefit from or build the Internet. In the Fund, we own companies such as...
 .    Seagate (a company that provides disk drives and software for storage as well as indirect exposure with partial ownership of companies such as Veritas)
 .    Federated Department Stores (one of the leading operators of full-line department stores and a leader in the "clicks and mortar" e-commerce strategy and owner of several valuable Internet businesses)
 .    GTE (a company merging with Bell Atlantic, the combined company will be the leading U.S. wireless company also offering telecom services such as local, long distance and high speed Internet access)

It is our strong belief that over time the leading established companies that embrace today's new technologies should emerge as the dominant and most profitable companies in the economy. Their stocks should recognize this over time. On the other hand, we believe the stock market will eventually lose patience with those traditional Internet companies that cannot transform themselves into growth companies with enough profits to support their stock price.

-----------
**** The Russell 3000 Index measures the performance of the 3,000 largest U.S.
     companies based on total market capitalization, which represents approximately $2.8 billion.
+ The NASDAQ covers 4,500 stocks traded over the counter. It is a value-weighted index calculated on price change only and does not include income.
++ Please note that the Fund's holdings are subject to change. A complete list of portfolio holdings as of December 31, 1999 can be found beginning on page nine.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        3

Going forward, we expect many companies to reap the benefits of their current investments in technology. We also expect many technology companies to continue to grow as they innovate. There will also be a maturing in the technology sector, as it has become a bigger part of the market and economy than energy was in the 1980s. During the next decade the technology sector will not go the way of the energy sector, but the two industries in our view share a common factor. The early 1980s expectations of oil prices soaring to $100 per barrel led to extreme valuations for these companies and a gold rush effect of too much capital being put into the sector. Eventually the laws of large numbers and diminishing returns caught up with the energy sector. Cost of energy became too large of an input into the economy and people figured out ways to utilize it more efficiently at the same time that capacity was expanding rapidly.

With technology companies representing about 30% of the S&P 500, similar long-term risks exist in the technology sector. This is partly offset by the fact that technology investment improves productivity while higher energy prices are merely increased costs. We keep these factors in mind even when we are only forecasting out one year as stock prices discount the long-term prospects of companies.

You can expect the Fund to consistently apply its investment strategy in the future. We will invest in both users and manufacturers of technology when we believe that their risk/reward ratios are favorable. At the same time the index exposure in the Fund should provide some participation in the stock market whether our particular investment style is in or out of favor.

Thank you for your investment in the Smith Barney Premium Total Return Fund. We are looking forward to continuing to help you pursue your financial goals in the new century.


Sincerely,

/s/ Heath B. McLendon               /s/ Ross S. Margolies

Heath B. McLendon                   Ross S. Margolies
Chairman                            Investment Officer


February 7, 2000


--------------------------------------------------------------------------------
 Top Ten Holdings*                                       As of December 31, 1999
--------------------------------------------------------------------------------

  1. Bristol-Myers Squibb Co.                                               2.6%
--------------------------------------------------------------------------------
  2. MCI WorldCom, Inc.                                                     2.2
--------------------------------------------------------------------------------
  3. Federated Department Stores, Inc.                                      1.6
--------------------------------------------------------------------------------
  4. Costco Wholesale Corp.                                                 1.6
--------------------------------------------------------------------------------
  5. Seagate Technology, Inc.                                               1.5
--------------------------------------------------------------------------------
  6. GTE Corp.                                                              1.5
--------------------------------------------------------------------------------
  7. SLM Holding Corp.                                                      1.4
--------------------------------------------------------------------------------
  8. Safeway Inc.                                                           1.3
--------------------------------------------------------------------------------
  9. Nabisco Group Holdings Corp.                                           1.1
--------------------------------------------------------------------------------
 10. PepsiCo, Inc.                                                          1.1
--------------------------------------------------------------------------------
*    As a percentage of total investments, excluding short-term securities.

--------------------------------------------------------------------------------
4                                            1999 Annual Report to Shareholders


---------------------------------------------------------------------------------------------------------------
Historical Performance -- Class A Shares
---------------------------------------------------------------------------------------------------------------
                                Net Asset Value
                              ---------------------
                              Beginning       End       Income      Capital Gain       Return        Total
Year Ended                     of Year      of Year    Dividends    Distributions    of Capital    Returns(1)
===============================================================================================================
12/31/99                       $21.38       $18.07       $0.49          $3.86          $0.00         5.37%
---------------------------------------------------------------------------------------------------------------
12/31/98                        22.19        21.38        0.25           1.89           0.00         6.20
---------------------------------------------------------------------------------------------------------------
12/31/97                        19.14        22.19        0.38           1.25           0.00        25.19
---------------------------------------------------------------------------------------------------------------
12/31/96++                      17.40        19.14        0.16           0.47           0.00        13.80+
---------------------------------------------------------------------------------------------------------------
7/31/96                         16.33        17.40        0.37           0.91           0.00        14.76
---------------------------------------------------------------------------------------------------------------
7/31/95                         15.69        16.33        0.43           0.14           0.71        12.92
---------------------------------------------------------------------------------------------------------------
7/31/94                         15.65        15.69        0.55           0.52           0.21         8.65
---------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/93            15.15        15.65        0.20           0.49           0.33        10.31+
===============================================================================================================
   Total                                                 $2.83          $9.53          $1.25
===============================================================================================================

---------------------------------------------------------------------------------------------------------------
Historical Performance -- Class B Shares
---------------------------------------------------------------------------------------------------------------

                                Net Asset Value
                              ---------------------
                              Beginning       End       Income      Capital Gain       Return        Total
Year Ended                     of Year      of Year    Dividends    Distributions    of Capital    Returns(1)
===============================================================================================================
12/31/99                       $21.26       $17.94       $0.39          $3.86          $0.00         4.85%
---------------------------------------------------------------------------------------------------------------
12/31/98                        22.17        21.26        0.23           1.89           0.00         5.64
---------------------------------------------------------------------------------------------------------------
12/31/97                        19.14        22.17        0.29           1.25           0.00        24.55
---------------------------------------------------------------------------------------------------------------
12/31/96++                      17.40        19.14        0.12           0.47           0.00        13.57+
---------------------------------------------------------------------------------------------------------------
7/31/96                         16.33        17.40        0.29           0.91           0.00        14.21
---------------------------------------------------------------------------------------------------------------
7/31/95                         15.69        16.33        0.34           0.14           0.72        12.36
---------------------------------------------------------------------------------------------------------------
7/31/94                         15.65        15.69        0.49           0.52           0.20         8.12
---------------------------------------------------------------------------------------------------------------
7/31/93                         15.21        15.65        0.19           0.63           0.44        11.68
---------------------------------------------------------------------------------------------------------------
7/31/92                         14.26        15.21        0.22           0.00           0.98        15.68
---------------------------------------------------------------------------------------------------------------
7/31/91                         13.30        14.26        0.24           0.00           0.96        17.53
---------------------------------------------------------------------------------------------------------------
7/31/90                         13.98        13.30        0.22           0.00           1.06         4.62
===============================================================================================================
   Total                                                 $3.02          $9.67          $4.36
===============================================================================================================

---------------------------------------------------------------------------------------------------------------
Historical Performance -- Class L Shares
---------------------------------------------------------------------------------------------------------------
                                 Net Asset Value
                              ---------------------
                              Beginning       End       Income      Capital Gain       Return        Total
Year Ended                     of Year      of Year    Dividends    Distributions    of Capital    Returns(1)
===============================================================================================================
12/31/99                       $21.29       $17.97       $0.34          $3.86          $0.00         4.60%
---------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/98          23.06        21.29        0.00           1.82           0.00         0.36+
===============================================================================================================
   Total                                                 $0.34          $5.68          $0.00
===============================================================================================================

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        5


---------------------------------------------------------------------------------------------------------------------
Historical Performance -- Class O Shares
---------------------------------------------------------------------------------------------------------------------
                                  Net Asset Value
                                ---------------------
                                Beginning       End         Income      Capital Gain       Return         Total
Year Ended                       of Year      of Year      Dividends    Distributions    of Capital     Returns(1)
=====================================================================================================================
12/31/99                         $21.28        $17.95        $0.40          $3.86          $0.00           4.83%
---------------------------------------------------------------------------------------------------------------------
12/31/98                          22.18         21.28         0.23           1.89           0.00           5.69
---------------------------------------------------------------------------------------------------------------------
12/31/97                          19.15         22.18         0.30           1.25           0.00          24.60
---------------------------------------------------------------------------------------------------------------------
12/31/96++                        17.41         19.15         0.12           0.47           0.00          13.58+
---------------------------------------------------------------------------------------------------------------------
7/31/96                           16.33         17.41         0.29           0.91           0.00          14.30
---------------------------------------------------------------------------------------------------------------------
7/31/95                           15.69         16.33         0.35           0.14           0.71          12.36
---------------------------------------------------------------------------------------------------------------------
7/31/94                           15.65         15.69         0.49           0.52           0.20           8.12
---------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93             15.45         15.65         0.04           0.09           0.07           2.60+
=====================================================================================================================
   Total                                                     $2.22          $9.13          $0.98
=====================================================================================================================


---------------------------------------------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
---------------------------------------------------------------------------------------------------------------------
                                  Net Asset Value
                                ---------------------
                                Beginning       End         Income      Capital Gain       Return         Total
Year Ended                       of Year      of Year      Dividends    Distributions    of Capital     Returns(1)
=====================================================================================================================
12/31/99                         $21.49        $18.22        $0.53          $3.86          $0.00           5.72%
---------------------------------------------------------------------------------------------------------------------
12/31/98                          22.24         21.49         0.27           1.89           0.00           6.56
---------------------------------------------------------------------------------------------------------------------
12/31/97                          19.17         22.24         0.44           1.25           0.00          25.61
---------------------------------------------------------------------------------------------------------------------
12/31/96++                        17.42         19.17         0.18           0.47           0.00          13.95+
---------------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/96             17.57         17.42         0.21           0.46           0.00           2.93+
=====================================================================================================================
   Total                                                     $1.63          $7.93          $0.00
=====================================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders


-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return
-----------------------------------------------------------------------------------------------------------------
                                                               Without Sales Charge(1)
                                        -------------------------------------------------------------------------
                                        Class A         Class B        Class L         Class O         Class Y
=================================================================================================================
Year Ended 12/31/99                      5.37%           4.85%          4.60%           4.83%           5.72%
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/99               15.66           15.08            N/A           15.12             N/A
-----------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/99                  N/A           13.09            N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------
Inception* through 12/31/99             13.51           12.96           3.19           12.98           13.88
=================================================================================================================
                                                               Without Sales Charge(2)
                                        -------------------------------------------------------------------------
                                        Class A         Class B        Class L         Class O         Class Y
=================================================================================================================
Year Ended 12/31/99                      0.08%           0.63%          2.69%           3.98%           5.72%
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/99               14.47           14.97            N/A           15.12             N/A
-----------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/99                  N/A           13.09            N/A             N/A             N/A
-----------------------------------------------------------------------------------------------------------------
Inception* through 12/31/99             12.70           12.96           2.53           12.98           13.88
=================================================================================================================
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return
-----------------------------------------------------------------------------------------------------------------
                                                                                     Without Sales Charge(1)
=================================================================================================================
Class A (Inception* through 12/31/99)                                                       147.59%
-----------------------------------------------------------------------------------------------------------------
Class B (12/31/89 through 12/31/99)                                                         242.09
-----------------------------------------------------------------------------------------------------------------
Class L (Inception* through 12/31/99)                                                         4.97
-----------------------------------------------------------------------------------------------------------------
Class 0 (Inception* through 12/31/99)                                                       123.41
-----------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 12/31/99)                                                        65.98
=================================================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.
(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC occurs. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
++ For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the Fund.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B, L, O and Y shares are November 6, 1992, September 16, 1985, June 15, 1998, June 1, 1993 and February 7, 1996,
     respectively.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                         7

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the
Smith Barney Premium Total Return Fund vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------
                         December 1989 -- December 1999

                                    [GRAPH]

         Smith Barney Premium Total Return Fund     Standard & Poor's 500 Index

Dec./89                    10,000                               10,000
Dec./90                    10,206                                9,690
Dec./91                    13,153                               12,636
Dec./92                    14,810                               13,598
Dec./93                    16,466                               14,964
Dec./94                    16,947                               15,161
Dec./95                    20,648                               20,852
Dec./96                    24,796                               24,035
Dec./97                    30,884                               32,053
Dec./98                    32,626                               41,219
Dec./99                    34,209                               49,889

+ Hypothetical illustration of $10,000 invested in Class B shares on December 31, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1999, compared to the Standard & Poor's 500 Index. The index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*
--------------------------------------------

Financials                        15.0%
Communications                    13.2%
Consumer Non-Cyclicals            13.7%
Consumer Cyclicals                 7.3%
Energy                             3.3%
Healthcare                         8.6%
Transportation                     0.8%
Capital Goods                      0.8%
Real Estate Investment Trusts      9.6%
Technology                        20.9%
Utilities                          6.7%


* As a percentage of total common stock.


Investment Breakdown**
--------------------------------------------

                 [CHART]

Common Stock                          39.8%
Corporate Bonds                       27.8%
Asset-Backed Securities                9.0%
Convertible Bonds                      8.5%
Convertible Preferred Stock            6.0%
Purchase Options                       5.6%
Repurchase Agreements                  1.9%
U.S. Treasury Obligations              1.2%
Preferred Stock                        0.2%


** As a percentage of total investments.

--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1999
--------------------------------------------------------------------------------


         SHARES                                        SECURITY                                 VALUE
==========================================================================================================
COMMON STOCK -- 39.8%
Capital Goods -- 0.3%
        125,000                Illinois Tool Works Inc.                                      $ 8,445,312
----------------------------------------------------------------------------------------------------------
Communications -- 5.3%
        485,000                GTE Corp.(a)                                                   34,222,812
        975,000                MCI WorldCom, Inc.(b)(c)                                       51,735,937
         95,000                Rogers Cantel Mobile Communications Inc., Class B Shares(b)     3,455,625
        405,000                SBC Communications Inc.                                        19,743,750
        350,000                Tele Danmark A/S, ADR                                          13,212,500
        100,000                Telephone & Data Systems, Inc.(c)                              12,600,000
----------------------------------------------------------------------------------------------------------
                                                                                             134,970,624
----------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 2.9%
        400,000                Costco Wholesale Corp.(b)                                      36,500,000
        750,000                Federated Department Stores, Inc.(a)(b)                        37,921,875
----------------------------------------------------------------------------------------------------------
                                                                                              74,421,875
----------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 5.5%
        200,000                Alberto-Culver Co., Class A Shares                              4,350,000
        150,000                AT&T Corp. - Liberty Media, Class A Shares(a)                   8,512,500
        500,000                Delhaize America, Inc., Class A Shares                         10,156,250
        140,000                Hearst-Argyle Television, Inc.(a)(b)                            3,727,500
        184,600                Hormel Foods Corp.                                              7,499,375
        200,000                Loews Corp.                                                    12,137,500
      2,500,000                Nabisco Group Holdings Corp.                                   26,562,500
        170,000                The News Corp Ltd., ADR                                         5,684,375
        700,000                PepsiCo, Inc.                                                  24,675,000
        194,000                PRIMEDIA Inc.(b)                                                3,201,000
        850,000                Safeway Inc.(a)(b)                                             30,228,125
        270,000                Sinclair Broadcast Group, Inc.(b)                               3,294,844
----------------------------------------------------------------------------------------------------------
                                                                                             140,028,969
----------------------------------------------------------------------------------------------------------
Energy -- 1.3%
        600,000                Devon Energy Corp.                                             19,725,000
         50,000                Exxon Mobil Corp.                                               4,028,125
        650,000                Hugoton Royalty Trust                                           5,281,250
        170,000                Tosco Corp.(a)                                                  4,621,875
----------------------------------------------------------------------------------------------------------
                                                                                              33,656,250
----------------------------------------------------------------------------------------------------------
Financials -- 6.1%
        800,000                ACE Ltd.                                                       13,350,000
        275,667                Altiva Financial Corp.(b)                                         258,438
        150,000                Everest Reinsurance Holdings, Inc.                              3,346,875
        100,000                Financial Security Assurance Holdings Ltd.                      5,212,500
        350,000                Freddie Mac                                                    16,471,875
        450,000                Golden State Bancorp Inc.(a)(b)                                 7,762,500
        145,000                H & R Block, Inc.                                               6,343,750
        150,000                JSB Financial, Inc.                                             7,781,250
        100,000                Morgan Stanley Dean Witter & Co.(a)                            14,275,000
        100,000                PartnerRe Ltd.                                                  3,243,750
        187,500                Republic New York Corp.                                        13,500,000
        750,000                SLM Holding Corp.                                              31,687,500

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------


         SHARES                                        SECURITY                                 VALUE
==========================================================================================================
Financials -- 6.1% (continued)
        150,000                Transatlantic Holdings, Inc.                                $ 11,709,375
        510,000                Trizec Hahn Corp.                                              8,606,250
        200,000                XL Capital Ltd., Class A Shares                               10,375,000
----------------------------------------------------------------------------------------------------------
                                                                                            153,924,063
----------------------------------------------------------------------------------------------------------
Healthcare -- 3.5%
        950,000                Bristol-Myers Squibb Co.                                      60,978,125
        150,000                Merck & Co., Inc.                                             10,059,375
        400,000                Schering-Plough Corp.                                         16,875,000
----------------------------------------------------------------------------------------------------------
                                                                                             87,912,500
----------------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 3.5%
        180,000                AMB Property Corp.                                             3,588,750
        125,000                Apartment Investment & Management Co., Class A Shares(a)       4,976,563
        199,200                Avalonbay Communities, Inc.                                    6,835,050
        300,000                Boston Properties, Inc.                                        9,337,500
        215,000                Charles E. Smith Residential Realty, Inc.                      7,605,625
        110,000                Cousins Properties, Inc.                                       3,733,125
        250,000                Equity Office Properties Trust                                 6,156,250
        100,000                Equity Residential Properties Trust                            4,268,750
        150,000                JDN Realty Corp.                                               2,418,750
        150,000                Kimco Realty Corp.                                             5,081,250
        175,000                The Macerich Co.                                               3,642,187
        345,000                ProLogis Trust                                                 6,641,250
         70,200                PS Business Parks Inc., Class A Shares                         1,597,050
        190,000                Reckson Associates Realty Corp.                                3,895,000
        180,000                Regency Realty Corp.                                           3,600,000
        315,000                Simon Property Group, Inc.                                     7,225,312
        215,000                Spieker Properties, Inc.                                       7,834,062
----------------------------------------------------------------------------------------------------------
                                                                                             88,436,474
----------------------------------------------------------------------------------------------------------
Technology -- 8.4%
        110,000                Advanced Micro Devices Inc.                                    3,183,125
         93,000                Amdocs Ltd.(a)(b)                                              3,208,500
        111,600                America Online, Inc.(b)                                        8,418,825
         13,000                Applied Micro Circuits Corp.(b)                                1,654,250
         26,500                Braun Consulting, Inc.(b)                                      1,894,750
         40,000                CIENA Corp.(b)                                                 2,300,000
        189,700                Cisco Systems, Inc.(b)                                        20,321,613
         15,400                CMGI Inc.(a)(b)                                                4,263,875
         30,000                Comdisco, Inc.                                                 1,117,500
         75,000                Compaq Computer Corp.                                          2,029,688
         59,000                Compuware Corp.(b)                                             2,197,750
         20,000                Comverse Technology, Inc.(b)                                   2,895,000
         63,000                Concord Communications, Inc.(b)                                2,795,625
         52,500                Corning Inc.(a)                                                6,769,219
         73,000                Cypress Semiconductor Corp.(b)(c)                              2,363,375
        136,500                Dell Computer Corp.(a)(b)                                      6,961,500
        102,000                Digital Microwave Corp.(b)                                     2,390,625
         25,000                Electronic Data Systems Corp.                                  1,673,438
         40,000                EMC Corp.(a)(b)                                                4,370,000

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                           1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------


         SHARES                                        SECURITY                                VALUE
========================================================================================================
Technology -- 8.4% (continued)
         21,000                Hewlett-Packard Co.                                         $ 2,392,688
         60,000                Informix Corp.(b)                                               682,500
        101,500                Intel Corp.(a)                                                8,354,719
         54,500                International Business Machines Corp.                         5,886,000
         35,000                Legato Systems, Inc.(b)                                       2,408,438
         60,000                Micro Linear Corp.(b)                                           513,750
        150,000                Micron Electronics, Inc.(b)                                   1,668,750
        110,000                Microsoft Corp.(b)                                           12,842,500
         38,000                Motorola, Inc.(a)                                             5,595,500
        138,000                Newbridge Networks Corp.(b)                                   3,113,625
        108,200                Newport Corp.                                                 4,950,150
         35,000                Nortel Networks Corp.(a)                                      3,535,000
         63,500                Oak Industries Inc.                                           6,738,937
         25,500                Ortel Corp.(b)                                                3,060,000
         20,000                Parametric Technology Corp.(b)                                  541,250
         50,000                PC-Tel, Inc.(b)                                               2,625,000
         10,000                PlanetRx.com, Inc.(a)(b)                                        145,000
        750,000                Seagate Technology, Inc.(a)(b)                               34,921,875
         55,000                Siebel Systems, Inc.(b)                                       4,620,000
         50,000                Solectron Corp.(b)                                            4,756,250
         64,000                Sun Microsystems, Inc.(a)(b)                                  4,956,000
        168,000                S3 Inc.(b)                                                    1,942,500
         50,000                Technology Solutions Co.(b)                                   1,637,500
         52,700                Tellabs, Inc.(a)(b)                                           3,382,681
         26,000                Teradyne, Inc.(b)                                             1,716,000
         22,000                Texas Instruments Inc.                                        2,131,250
         67,000                3Com Corp.(b)                                                 3,149,000
         10,500                TranSwitch Corp.(b)                                             761,906
         57,000                Visual Networks, Inc.(b)                                      4,517,250
--------------------------------------------------------------------------------------------------------
                                                                                           214,354,677
--------------------------------------------------------------------------------------------------------
Transportation -- 0.3%
        400,000                Canadian Pacific Ltd.                                         8,625,000
--------------------------------------------------------------------------------------------------------
Utilities -- 2.7%
        200,000                AGL Resources Inc.                                            3,400,000
        125,000                Alliant Energy Corp.                                          3,437,500
        150,000                Central & South West Corp.(a)                                 3,000,000
        150,000                CMS Energy Corp.                                              4,678,125
        100,000                Dominion Resources, Inc.(a)                                   3,925,000
        250,000                Entergy Corp.                                                 6,437,500
        400,000                FirstEnergy Corp.(a)                                          9,075,000
         72,000                Hawaiian Electric Industries Inc.(a)                          2,079,000
        150,000                KeySpan Corp.(a)                                              3,478,125
        250,000                Pinnacle West Capital Corp.                                   7,640,625
        100,000                Potomac Electric Power Co.(a)                                 2,293,750
        300,000                Public Service Co. of New Mexico                              4,875,000
         75,000                Public Service Enterprise Group Inc.(a)                       2,610,937
        100,000                Puget Sound Energy, Inc.(a)                                   1,937,500
        350,000                Sempra Energy(a)                                              6,081,250

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                       11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

         SHARES                                        SECURITY                                      VALUE
===============================================================================================================
Utilities -- 2.7% (continued)
         50,000                Texas Utilities Co.                                                $ 1,778,125
        125,000                Western Resources, Inc.                                              2,125,000
---------------------------------------------------------------------------------------------------------------
                                                                                                   68,852,437
---------------------------------------------------------------------------------------------------------------
                               TOTAL COMMON STOCK
                               (Cost -- $712,488,822)                                           1,013,628,181
===============================================================================================================
CONVERTIBLE PREFERRED STOCK -- 6.0%
Capital Goods -- 0.2%
        200,000                Ingersoll-Rand Co., 6.750%                                           5,100,000
---------------------------------------------------------------------------------------------------------------
Basic Materials -- 1.2%
        600,000                Crown Cork & Seal, 4.500% due 2/26/00                               12,450,000
        150,000                International Paper Capital Trust, 5.250% due 7/20/25                8,175,000
        170,000                LTV Corp., 8.250%(d)                                                10,603,750
---------------------------------------------------------------------------------------------------------------
                                                                                                   31,228,750
---------------------------------------------------------------------------------------------------------------
Communications -- 0.6%
        100,000                Sinclair Broadcast Group Inc., 6.000%                                3,506,250
        125,000                Sprint Corp., 8.250% due 3/31/00                                     9,281,250
         50,000                UnitedGlobalCom, Series D, 7.000%                                    3,125,000
---------------------------------------------------------------------------------------------------------------
                                                                                                   15,912,500
---------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 0.4%
        200,000                Wendy's Financing I, Series A, 5.000% due 9/15/26                    9,575,000
---------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 0.2%
        140,000                Ralston Purina Co., 7.000% due 8/1/00                                5,118,750
---------------------------------------------------------------------------------------------------------------
Energy -- 1.8%
        100,000                Apache Corp., 6.500% due 5/15/02                                     3,550,000
        200,000                Kerr-Mcgee Corp., 5.500% due 8/2/04                                  6,600,000
        150,000                Nuevo Financing I, Series A, 5.750% due 12/15/26                     4,087,500
        150,000                Pogo Trust I, Series A, 6.500% due 6/1/29                            7,387,500
      1,000,000                Tesoro Petroleum Corp., 7.250% due 7/1/01                           12,000,000
        200,000                Tosco Financial Trust, 5.750% due 12/15/26                           9,525,000
         50,000                Unocal Capital Trust, 6.250%                                         2,437,500
---------------------------------------------------------------------------------------------------------------
                                                                                                   45,587,500
---------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 1.2%
        115,300                Crown American Realty Trust, Series A, 11.000%                       4,078,738
        350,000                General Growth Properties, 7.250% due 7/15/08                        7,000,000
        215,000                SL Green Realty Corp., 8.000% due 4/15/08                            5,106,250
        100,000                Vornado Realty Trust, Series A, 6.500%                               4,662,500
        400,000                Walden Residential Properties, Inc., Series B, 9.160%                9,725,000
---------------------------------------------------------------------------------------------------------------
                                                                                                   30,572,488
---------------------------------------------------------------------------------------------------------------
Technology -- 0.3%
        100,000                Amdocks (TRACES) Trust Automatic Common Exchange Securities,
                                 6.750% due 9/11/02                                                 3,212,500
        325,000                Goldman Sachs Group Inc., Series SIII, 6.000% due 6/2/00             3,579,875
---------------------------------------------------------------------------------------------------------------
                                                                                                    6,792,375
---------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements
--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------


         SHARES                                        SECURITY                                         VALUE
==================================================================================================================
Transportation -- 0.1%
         75,000                Canadian National Railway Co., 5.250% due 6/30/29                     $  3,150,000
------------------------------------------------------------------------------------------------------------------
                               TOTAL CONVERTIBLE PREFERRED STOCK
                               (Cost -- $165,430,860)                                                 153,037,363
==================================================================================================================
PREFERRED STOCK -- 0.2%
Communications -- 0.2%
         52,849                CSC Holdings Inc., Series M, 11.125% due 4/1/08 (Cost -- $5,668,945)     5,786,967
==================================================================================================================

      FACE
     AMOUNT                                            SECURITY                                         VALUE
==================================================================================================================
U.S. TREASURY OBLIGATIONS -- 1.2%
$    30,000,000                US Treasury Bill, 4.980% due 1/27/00(e) (Cost -- $29,890,583)           29,890,583
==================================================================================================================

      FACE
     AMOUNT         RATING++                           SECURITY                                         VALUE
==================================================================================================================
CORPORATE BONDS -- 27.8%
Basic Materials -- 3.5%
     10,000,000     BB         AK Steel Corp., Sr. Notes, 7.875% due 2/15/09                            9,525,000
      4,500,000     A-         BHP Finance, Notes, 5.625% due 11/1/00                                   4,460,625
        200,000     BBB        Fort James Corp., Notes, 6.234% due 3/15/01                                198,000
      7,000,000     B+         Huntsman ICI Chemicals, Sr. Sub. Notes, 10.125% due 7/1/09(d)            7,245,000
      4,000,000     A-         ICI Wilmington, Company Gtd., 6.750% due 9/15/02                         3,935,000
      2,000,000     A-         ICI Wilmington, Notes, 7.500% due 1/15/02                                1,997,500
      2,500,000     BB-        LTV Corp., Sr. Notes, 11.750% due 11/15/09(d)                            2,612,500
     10,000,000     BB         Lyondell Chemical, Secured, 9.875% due 5/1/07                           10,375,000
     10,000,000     BB         Norampac Inc., Sr. Notes, 9.500% due 2/1/08                             10,350,000
      5,500,000     BBB        Nova Chemicals, Notes, 6.500% due 9/22/00                                5,451,875
      5,000,000     B          P & L Coal Holdings Corp., Company Gtd., 9.625% due 5/15/08              4,875,000
      5,000,000     B          Polymer Group Inc., Company Gtd., 9.000% due 7/1/07                      4,900,000
     10,000,000     B          Renco Metals Inc., Sr. Notes, 11.500% due 7/1/03                         8,225,000
      7,000,000     BBB+       Temple Inland, Debentures, 9.000% due 5/1/01                             7,166,250
      7,000,000     B          ZSC Specialty Chemicals, Company Gtd., 11.000% due 7/1/09(d)             7,280,000
------------------------------------------------------------------------------------------------------------------
                                                                                                       88,596,750
------------------------------------------------------------------------------------------------------------------
Capital Goods -- 3.0%
     10,000,000     B+         Allied Waste North America, Sr. Sub. Notes, 10.000% due 8/1/09(a)(d)     8,950,000
                               American Standard, Inc. Company Gtd.:
      5,000,000     BB-          8.250% due 6/1/09                                                      4,812,500
      3,921,000     BB-          9.250% due 12/1/16                                                     3,921,000
      5,000,000     B          BE Aerospace, Sr. Sub. Notes, 9.875% due 2/1/06                          4,750,000
      2,000,000     B-         Blount Inc., Sr. Sub. Notes, 13.000% due 8/1/09(d)                       2,110,000
     10,000,000     BB-        Easco Corp., Sr. Notes, 10.000% due 3/15/01                             10,100,000
      5,000,000     BBB-       Lockheed Martin Corp., Company Gtd., 6.850% due 5/15/01                  4,962,500
      5,000,000     B+         Newport News Shipbuilding, Sr. Sub. Notes, 9.250% due 12/1/06            5,050,000
     10,000,000     B-         Nortek Inc., Sr. Notes, 9.875% due 3/1/04                                9,900,000
      7,500,000     B+         Safety-Kleen Corp., Company Gtd., 9.250% due 5/15/09                     7,162,500
      9,000,000     BB         Sequa Corp., Sr. Notes, 9.000% due 8/1/09                                8,752,500

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                       13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING++                           SECURITY                                                    VALUE
============================================================================================================================
Capital Goods -- 3.0% (continued)
$     7,000,000     BBB        Waste Management, Inc., Sr, Notes, 6.000% due 5/15/01(d)                         $ 6,698,930
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 77,169,930
----------------------------------------------------------------------------------------------------------------------------
Communications -- 4.4%
     10,000,000     B+         Adelphia Communications, Sr. Notes, 7.750% due 5/1/09                              9,050,000
      2,000,000     A-         Aristar Inc., 7.250% due 6/15/01                                                   2,002,500
     10,000,000     NR         Charter Comm. Hldgs. LLC, Sr. Disc. Notes,
                                 zero coupon until 4/1/11 thereafter 9.920% due 4/1/04(d)                         5,900,000
      6,000,000     BBB+       Cox Communications Inc., Notes, 6.375% due 6/15/00                                 5,992,500
      7,275,000     BB-        CSC Holdings Inc., Sr. Sub. Notes, 9.875% due 5/15/06                              7,638,750
      6,000,000     B          Energis PLC, Notes, 9.750% due 6/15/09(a)                                          6,240,000
      5,500,000     A-         MCI WorldCom Inc., Notes, 6.125% due 4/15/02                                       5,376,250
     12,500,000     BBB        Metronet Communications, zero coupon until 6/15/03 thereafter
                                 9.950% due 6/15/08                                                               9,843,750
     15,000,000     B-         NTL Inc., Sr. Notes, zero coupon until 4/1/03 thereafter 9.750% due 4/1/08        10,462,500
     11,750,000     B          Nextel Communications, Sr. Disc. Notes, zero coupon until 9/15/02
                                 thereafter 10.650% due 9/15/07                                                   8,841,875
      5,000,000     BBB        Orange PLC, Sr. Notes, 8.750% due 6/1/06                                           5,331,250
      7,000,000     B+         Price Communications Wireless, Company Gtd., 9.125% due 12/15/06                   7,175,000
      2,000,000     BB+        Rogers Cantel Mobile Communications, Debentures, 9.375% due 6/1/08                 2,140,000
     10,000,000     B+         Telewest Communications, Debentures, zero coupon until 10/1/00
                                 thereafter 11.000% due 10/1/07                                                   9,350,000
     10,000,000     CCC+       US Unwired Inc., Sr Discount Notes, zero coupon until 11/1/04 thereafter
                                 13.375% due 11/1/09(d)                                                           5,950,000
     10,000,000     NR         United Pan European Communications NV, Senior Notes,
                                 10.875% due 8/1/09(d)                                                           10,187,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                111,481,875
----------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 3.5%
      4,000,000     B          American Axle & Manufacturing Inc., Company Gtd., 9.750% due 3/1/09                4,040,000
      6,000,000     B          Collins & Aikman Production, Company Gtd., 11.500% due 4/15/06                     5,940,000
     10,000,000     BB+        Federal Mogul Co., Notes, 7.375% due 1/15/06                                       9,287,500
     12,500,000     BB         HMH Properties Inc., Sr. Notes, 8.450% due 12/1/08                                11,625,000
      9,000,000     B-         J.L. French Auto Casting, Company Gtd., 11.500% due 6/1/09(a)                      9,090,000
     15,000,000     BB+        Lear Corp., Sr. Notes, 8.110% due 5/15/09(d)                                      14,231,250
      7,050,000     BB-        Navistar International, Sr. Sub. Notes, 8.000% due 2/1/08                          6,785,625
                               Sears Roebuck Acceptance, Notes:
      1,000,000     A-           5.720% due 2/6/01                                                                  982,500
      5,000,000     A-           6.950% due 5/15/02                                                               4,931,250
      5,810,000     BB+        Tanger Properties L.P., Company Gtd., 8.750% due 3/11/01                           5,795,475
      5,000,000     BBB        TRW Inc., Notes, 6.450% due 6/15/01                                                4,937,500
      4,000,000     A-         Tyco International Ltd., Notes, 6.500% due 11/1/01                                 3,930,000
      8,500,000     BB         Westpoint Stevens Inc., Sr. Notes, 7.875% due 6/15/05                              7,820,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 89,396,100
----------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 5.0%
      7,000,000     BBB-       A.H. Belo Corp., Sr. Notes, 6.875% due 6/1/02                                      6,895,000
     10,000,000     NR         Airgate PCS Inc., zero coupon until 10/1/04 thereafter 13.500% due 10/1/09         6,500,000
      5,000,000     B-         Amerking, Inc., Sr. Notes, 10.750% due 12/1/06                                     4,650,000
     10,000,000     B+         Aztar Corp., Sr. Sub Notes, 8.875% due 5/15/07                                     9,700,000
      5,635,000     BBB-       Comcast Corp., Sr. Sub. Debentures, 9.375% due 5/15/05                             5,937,881

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING++                           SECURITY                                                     VALUE
=============================================================================================================================
Consumer Non-Cyclicals -- 5.0% (continued)
$     4,955,000     BBB+       Conagra Inc., Sr. Notes, 5.500% due 10/15/02                                      $ 4,732,025
      5,000,000     B-         Duane Reade Inc., Company Gtd., 9.250% due 2/15/08                                  4,900,000
     10,000,000     BB+        Harrahs Operation Co. Inc., Company Gtd., 7.875% due 12/15/05                       9,650,000
     10,000,000     B+         Horseshoe Gaming Holdings, Company Gtd., 8.625% due 5/15/09                         9,675,000
      5,000,000     B+         Mail-Well I Corp, Company Gtd., 8.750% due 12/15/08                                 4,750,000
      7,000,000     B          National Wine & Spirits, Company Gtd., 10.125% due 1/15/09                          7,070,000
      5,000,000     BB+        Park Place Entertainment, Sr. Sub. Notes, 7.875% due 12/15/05                       4,800,000
     10,000,000     CCC+       Pathmark Stores, Sr. Sub. Notes, 9.625% due 5/1/03(a)                               7,400,000
      5,000,000     B          Playtex Family Products Corp., Sr. Sub. Notes, 9.000% due 12/15/03                  4,950,000
      5,000,000     B-         Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09(d)                   5,000,000
      6,000,000     B-         Revlon Consumer Products, Sr. Notes, 8.125% due 2/1/06                              4,515,000
      6,000,000     BB+        Rogers Cable System, Sr. Notes, 10.000% due 3/15/05                                 6,510,000
      7,000,000     BBB-       Seagram & Sons, Company Gtd., 6.250% due 12/15/01                                   6,877,500
      8,000,000     B+         Stater Brothers Holdings, Sr. Notes, 10.750% due 8/15/06                            8,040,000
      4,000,000     BBB        Time Warner Inc., Pass thru Security, 6.100% due 12/30/01(d)                        3,920,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 126,472,406
-----------------------------------------------------------------------------------------------------------------------------
Consumer Services -- 1.6%
      4,585,000     BBB        Cendant Corp., Notes, 7.500% due 12/1/00                                            4,579,269
     12,500,000     BB-        Hollinger International Publishing Inc., Company Gtd., 9.250% due 3/15/07          12,406,250
     10,000,000     BB-        K-III Comm Corp., Series B, 8.500% due 2/1/06                                       9,812,500
      3,000,000     B-         Pierce Leahy Corp, Sr. Sub. Notes, 11.125% due 7/15/06                              3,210,000
      5,000,000     BBB-       Service Corp. International, Notes, 6.750% due 6/1/01                               4,706,250
                               Sun Media, Sr. Sub Notes:
      3,500,000     BB-          9.500% due 2/15/07                                                                3,482,500
      1,500,000     BB-          9.500% due 5/15/07                                                                1,492,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  39,689,269
-----------------------------------------------------------------------------------------------------------------------------
Energy -- 1.4%
      3,050,000     BB+        Gulf Canada Resources, Sr. Notes, 8.375% due 11/15/05                               3,050,000
      5,750,000     BBB+       Houston Industries Inc., Debentures, 9.375% due 6/1/01                              5,915,313
     10,000,000     BB+        Louis Dreyfus Natural Gas, Sr. Sub. Notes, 9.250% due 6/15/04                      10,087,500
      6,500,000     A-         Phillips Petroleum, Debentures, 9.000% due 6/1/01                                   6,662,500
      6,000,000     A          Virginia Electric & Power Co., First Mortgage, 7.375% due 7/1/02                    6,030,000
      3,500,000     BB-        Western Gas Resources, Company Gtd., 10.000% due 6/15/09                            3,631,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  35,376,563
-----------------------------------------------------------------------------------------------------------------------------
Financial -- 3.3%
      5,500,000     A          Aetna Services, Inc., Company Gtd., 6.750% due 8/15/01                              5,458,750
      8,000,000     A+         AT&T Capital Group, Company Gtd., 6.750% due 12/1/00                                8,010,000
      4,800,000     A          Bear Stearns Co. Inc., Sr. Notes, 6.450% due 8/1/02                                 4,710,000
      7,000,000     BBB-       Capital One Bank, Sr. Notes, 6.150% due 6/1/01                                      6,886,250
      7,000,000     BBB+       Comdisco Inc., Notes, 6.130% due 8/1/06                                             6,851,250
                               Contifinancial Corp., Sr. Notes:
      1,960,000     CC           7.500% due 3/15/02                                                                  235,200
      5,275,000     CC           8.375% due 8/15/03                                                                  633,000
      1,750,000     CC           8.125% due 4/1/08                                                                   210,000
      5,000,000     A-         Countrywide Funding Corp., Sub. Notes, 8.250% due 7/15/02                           5,112,500
      4,000,000     BBB-       Dime Bancorp Inc., Sr. Notes, 7.000% due 7/25/01                                    3,965,000
      6,000,000     A-         Firstar Corp., Sr. Notes, 6.350% due 7/13/01                                        5,932,500


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                       15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING++                           SECURITY                                                 VALUE
=========================================================================================================================
Financial -- 3.3% (continued)
$       700,000     A          General Motors Accept Company, Sr. Unsubordinated, 6.750% due 2/7/02         $    696,304
      5,000,000     BBB+       Gatx Capital Corp., Notes, 6.500% due 11/1/00                                   4,982,450
      7,000,000     A-         Heller Financial Inc., Notes, 6.500% due 7/22/02                                6,886,250
      5,500,000     BBB+       IKON Capital Inc., Notes, 6.730% due 6/15/01                                    5,383,125
      5,500,000     A-         Merchantile BanCorp, Sr. Notes, 6.800% due 6/15/01                              5,486,250
      6,300,000     A-         Textron Financial Corp., Notes, 7.180% due 10/15/02(d)                          6,276,375
      7,510,000     A          Transamerica Finance Corp., Senior Notes, 6.125% due 11/1/01                    7,387,963
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              85,103,167
-------------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.3%
      3,040,000     B+         Fresenius Medical Capital Trust I, Company Gtd., 9.000% due 12/1/06             2,926,000
      5,660,000     B+         Fresenius Medical Capital Trust II, Company Gtd., 7.875% due 2/1/08             5,164,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,090,750
-------------------------------------------------------------------------------------------------------------------------
Technology -- 0.2%
      5,000,000     BB+        Unisys Corp., Sr. Notes, 12.000% due 4/15/03                                    5,350,000
-------------------------------------------------------------------------------------------------------------------------
Transportation -- 1.0%
      3,500,000     BB-        Continental Airlines, Notes, 8.000% due 12/15/05                                3,228,750
      7,000,000     BBB        Royal Caribbean Cruises, Sr. Notes, 7.125% due 9/18/02                          6,947,500
      7,000,000     BBB-       Union Pacific Corp., Notes, 5.780% due 10/15/01                                 6,833,750
      7,500,000     B          US Airways Inc., Senior notes, 9.625% due 2/1/01                                7,368,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,378,750
-------------------------------------------------------------------------------------------------------------------------
Utilities -- 0.6%
                               Columbia Energy Group, Notes:
      5,000,000     BBB+         Series A, 6.390% due 11/28/00                                                 4,981,250
        771,000     BBB+         Series B, 6.610% due 11/28/02                                                   755,580
      7,000,000     BBB+       Niagara Mohawk Power, First Mortgage, 6.875% due 3/1/01                         6,973,750
      4,000,000     BBB+       Texas Utilities, First Mortgage, 7.375% due 8/1/01                              4,015,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,725,580
-------------------------------------------------------------------------------------------------------------------------
                               TOTAL CORPORATE BONDS
                               (Cost -- $723,203,960)                                                        707,831,140
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 8.5%
Basic Industries -- 0.3%
                               INCO Ltd.:
      2,500,000     BB+          5.750% due 7/1/04                                                             2,381,250
      7,000,000     BB+          7.750% due 3/15/06                                                            6,343,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,725,000
-------------------------------------------------------------------------------------------------------------------------
Capital Goods -- 0.2%
      5,000,000     BB-        Mark IV Industries, 4.750% due 11/1/04                                          4,081,250
-------------------------------------------------------------------------------------------------------------------------
Communications -- 0.6%
                               Bell Atlantic:
      5,000,000     A+           5.750% due 4/1/03(d)                                                          5,262,500
      1,000,000     A+           4.250% due 9/15/05(d)                                                         1,230,050
      8,500,000     NR         NTL Inc., 5.750% due 12/15/09(d)                                                9,180,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,672,550
-------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING++                           SECURITY                                         VALUE
=================================================================================================================
Consumer Cyclicals -- 0.2%
                               Sunbeam Corp.:
$    30,000,000     Caa2*        Zero coupon due 3/25/18(d)                                          $ 4,650,000
      5,000,000     Caa2*        Zero coupon due 3/25/18(a)                                              775,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       5,425,000
-----------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 0.5%
     15,000,000     BB-        Rogers Communications Inc., 2.000% due 11/26/05                        13,050,000
-----------------------------------------------------------------------------------------------------------------
Energy -- 1.1%
      5,000,000     A-         Diamond Offshore, 3.750% due 2/15/07                                    5,075,000
      9,500,000     BBB-       Kerr-Mcgee Corp., 7.500% due 5/15/14                                    8,823,125
      1,000,000     B3*        Lomak Petroleum, 6.000% due 2/1/07                                        606,250
      9,500,000     BB-        Pogo Producing Co., 5.500% due 6/15/06                                  7,600,000
      5,000,000     BBB-       Seacor Holdings Inc., 5.375% due 11/15/06                               4,812,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                      26,916,875
-----------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust -- 0.0%
        700,000     B1*        The Macerich Co., 7.250% due 12/15/02(d)                                  583,625
-----------------------------------------------------------------------------------------------------------------
Healthcare -- 1.3%
      2,500,000     B          Alpharma Inc., 3.000% due 6/1/06(d)                                     2,693,750
      5,000,000     BBB-       Athena Neurosciences Inc., 4.750% due 11/15/04                          5,100,000
      2,500,000     AAA        Centocor Inc., 4.750% due 2/15/05(a)                                    3,340,625
      3,445,000     BBB        Health Care Properties, 6.000% due 11/8/00(d)                           3,311,506
      5,000,000     BBB-       HealthSouth Corp., 3.250% due 4/1/03                                    3,881,250
     15,000,000     NR         Roche Holdings, zero coupon due 4/20/10(d)                              9,075,000
                               Sepracor Inc.:
      4,000,000     CCC+         7.000% due 12/15/05(d)                                                4,230,000
      1,000,000     CCC+         7.000% due 12/15/05(a)                                                1,057,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                      32,689,631
-----------------------------------------------------------------------------------------------------------------
Technology -- 4.2%
     10,000,000     CCC+       Advanced Micro Devices Inc., 6.000% due 5/15/05                         9,587,500
      3,500,000     NR         Arbor Software, 4.500% due 3/15/05                                      3,268,125
     30,000,000     B-         Aspect Telecommunications, zero coupon due 8/10/18(a)(c)               12,000,000
      3,000,000     B2*        ASM Lithography, 4.250% due 11/30/04(a)(d)                              3,555,000
      5,000,000     B          Cypress Semiconductor, 6.000% due 10/1/02                               7,218,750
     10,000,000     A          DSC Communications Corp.,7.000% due 8/1/04                             10,500,000
      3,000,000     B-         Integrated Process Equipment, 6.250% due 9/15/04                        2,163,750
     17,500,000     B          Micron Technology Inc., 7.000% due 7/1/04(a)(c)                        22,596,875
     30,000,000     NR         Networks Associates, zero coupon due 2/13/18                           11,325,000
     15,000,000     B+         Quantum Corp., 7.000% due 8/1/04                                       11,400,000
      2,500,000     B-         Wind River System, 5.000% due 8/1/02(c)                                 3,168,750
     20,000,000     A-         Xerox Corp., 0.570% due 4/21/18                                        10,750,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                     107,533,750
-----------------------------------------------------------------------------------------------------------------
                               TOTAL CONVERTIBLE BONDS
                               (Cost -- $196,984,672)                                                214,677,681
=================================================================================================================

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                       17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING++                           SECURITY                                             VALUE
=====================================================================================================================
ASSET-BACKED SECURITIES -- 9.0%
$     2,376,000     BBB        American Residential Home Equity Loan Trust, Series 1998-1,
                                 Class B, Floating Rate 7.931% due 5/25/29                               $ 2,234,183
      4,000,000     BBB+       Bear Stearns Commercial Mortgage Securities, Series 1999-WYN1,
                                 Class C, Floating Rate 8.673% due 7/3/09                                  4,000,000
      3,353,406     BBB        Coast-Plymouth Tax Lien Capital, LLC, Series 1999-A,
                                 Class B, Floating Rate 8.810% due 11/15/04
                               3,347,118 Countrywide Asset-Backed Certificates,
                               Series 1999-2:
      3,000,000     AA           Class MV1, Floating Rate 6.921% due 5/25/29                               2,971,182
      6,525,000     A            Class MV2, Floating Rate 7.381% due 5/25/29                               6,437,852
      2,000,000     BBB          Class BV, Floating Rate 9.081% due 5/25/29                                1,972,500
                               Countrywide Asset-Backed Certificates, Series 1999-3:
      4,000,000     Baa2*        Class BV, Floating Rate 9.581% due 10/25/30                               3,997,500
      4,000,000     A2*          Class MV2, Floating Rate 7.681% due 10/25/30                              3,996,250
      2,000,000     BBB-       Contimortgage Home Equity Loan Trust, Series 1999-3,
                                 Class B, Floating Rate 7.000% due 12/25/29                                1,493,125
     10,000,000     NR         Guaranteed Residential Securities Trust, Series 1999-A,
                                 Class A, Floating Rate 6.140% due 1/28/30                                 9,904,710
        300,000     Baa3*      CS First Boston Mortgage Securities Corp., Series 1998-FL1A,
                                 Class F, Floating Rate 6.510% due 1/10/01                                   294,937
                               Donaldson, Lufkin & Jenrette Commercial Mortgage Corp.:
      8,500,000     Baa1*        Series 1998-ST1A, Class B1, Floating Rate 7.443% due 12/8/00              8,457,500
      5,000,000     Baa2*        Series 1999-STF1, Class B1, Floating Rate 8.976% due 9/5/01               5,000,000
      4,719,728     AAA        Equicon Home Equity Loan Trust, Series 1992-7, Class B,
                                 Floating Rate 7.700% due 9/18/13                                          4,713,828
      6,000,000     A          First Dominion Funding I, Series 1A, Class B,
                                 Floating Rate 6.254% due 7/10/13                                          5,640,000
      5,000,000     Baa2*      First Dominion Funding II, Series 1A, Class C,
                                 Floating Rate 8.673% due 4/25/14                                          5,000,000
     15,000,000     AA         Fortress CBO Investments I, Limited, Series 1A, Class B,
                                 Floating Rate 7.281% due 7/25/38                                         15,000,000
      3,250,000     A-         GMPT Commercial Mortgage Backed Securities, Series 1999-C1A,
                                 Class E, Floating Rate 7.755% due 8/15/04                                 3,237,812
      7,000,000     A-         Highland Legacy Limited CLO, Series 1A, Class B2,
                                 Floating Rate 7.389% due 6/1/11                                           6,995,625
      4,608,000     BBB        Merrill Lynch Mortgage Investors, Inc., Series 1999-NC1, Class B,
                                 Floating Rate 9.361% due 6/20/30                                          4,564,080
      8,500,000     A2*        Nomura Depositor Trust, Series 1998-ST1A, Class A3A,
                                 Floating Rate 5.994% due 1/15/03                                          8,324,688
      1,158,688     NR         Paragon Residual Interest, Series 1999-R, Class A,
                                 Floating Rate 9.790% due 5/15/05                                          1,152,315
      4,500,000     A-         Pennant CBO Limited, Series 1A, Class B, Floating Rate
                                 7.443% due 3/14/11                                                        4,490,156
      4,000,000     A3*        Sabre Funding Ltd, Series 1A, Class A3, Floating Rate
                                 7.430% due 12/31/40                                                       3,955,040
                               Salomon Brothers Mortgage Securities VII:
     12,968,000     A2*          Series 1999-NC3, Class M2, Floating Rate 7.671% due 7/25/29              12,897,081
     13,703,000     BBB          Series 1999-AQ1, Class M3, Floating Rate 9.471% due 4/25/29              13,587,381

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATING++                           SECURITY                                                 VALUE
==========================================================================================================================
ASSET-BACKED SECURITIES -- 9.0% (continued)
                           Sasco Floating Rate Commercial Mortgage:
$ 5,898,500     A2*          Series 1998-C3A, Class D, Floating Rate 7.231% due 6/25/01                  $  5,852,419
  2,999,393     A3*          Series 1999-C3, Class G, Floating Rate 7.911% due 3/20/02                      2,976,897
    999,731     Baa3*        Series 1999-C3, Class K, Floating Rate 7.911% due 7/22/02                        965,540
                           Saxon Asset Securities Trust:
 13,801,000     Aa2*         Series 1998-2, Class MV1, Floating Rate 6.811% due 1/25/28                    13,671,077
  5,000,000     Aa2*         Series 1998-3, Class MV1, Floating Rate 6.981% due 4/25/28                     4,970,312
  4,000,000     Aa2*         Series 1999-2, Class MV1, Floating Rate 6.931% due 5/25/29                     3,965,625
    803,384     Baa2*        Series 1999-3, Class BF1A, Floating Rate 8.640% due 7/25/02                      798,614
  3,061,276     Baa2*        Series 1999-3, Class BV1A, Floating Rate 9.200% due 8/25/01                    3,045,013
  5,000,000     NR         Southern Pacific Thrift And Loan Assoc., Series 1996-C1, Class C,
                             Floating Rate 7.481% due 4/25/28                                               5,012,500
                           Stanfield CLO Ltd., Series 1A:
 10,000,000     AAA          Class A1, Floating Rate 6.015% due 7/15/14                                    10,000,000
  8,500,000     A3*          Class B1, Floating Rate 6.865% due 7/15/14                                     8,500,000
                           Structured Asset Securities Corp.:
  6,000,000     BBB          Series 1999-BC1, Class B, Floating Rate 9.221% due 1/25/29                     5,932,500
  5,456,000     A2*          Series 1999-RM1, Class M2, Floating Rate 6.890% due 7/25/29                    5,430,425
  3,000,000     A*         Sutter CBO, Series 1999-1, Class A4L,
                             Floating Rate 7.616% due 11/30/11                                              2,966,190
 11,500,000     A2*        WMC Mortgage Loan Pass-Through Certificates, Series 1999-A, Class M2,
                             Floating Rate 6.880% due 10/15/29                                             11,492,813
--------------------------------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (Cost -- $230,269,213)                                                         229,244,788
==========================================================================================================================

CONTRACTS                                              SECURITY                                             VALUE
==========================================================================================================================

PURCHASED OPTIONS -- 5.6%

Purchased Puts -- 0.5%
                           Bristol-Myers Squibb Co.
        400                  Put @ $67.50, Expire 1/2000                                                    1,850,000
        300                  Put @ $70, Expire 1/2000                                                       1,931,250
        600                MCI Worldcom Inc. Put @ $75, Expire 1/2000                                         956,250
        100                Merck & Co. Inc. Put @ $65, Expire 1/2000                                          140,625
         50                Morgan Stanley Dean Witter & Co. Put @ $90, Expire 1/2000                           10,938
                           S & P 500 Index:
        100                  Put @ $1,425, Expire 1/2000                                                    1,431,250
        150                  Put @ $1,200, Expire 3/2000                                                    1,059,375
         50                  Put @ $1,250, Expire 3/2000                                                      534,375
         50                  Put @ $1,150, Expire 6/2000                                                      665,625
        100                  Put @ $1,250, Expire 6/2000                                                    2,306,250
         50                  Put @ $1,300, Expire 9/2000                                                    2,071,875
        150                  Put @ $1,110, Expire 1/2001                                                       51,563
        250                SLM Holding Corp. Put @ $41.19, Expire 1/2000                                      222,500
        100                Schering-Plough Corp. Put @ $50, Expire 1/2000                                     800,000
                           Telephone and Data Systems:
         50                  Put @ $120, Expire 1/2000                                                        203,125
         50                  Put @ $85, Expire 2/2000                                                          15,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           14,250,626
--------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        19

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

CONTRACTS                                              SECURITY                                           VALUE
====================================================================================================================
Purchased Calls -- 5.1%
                               S & P 500 Index:
            100                  Call @ $1,300, Expire 3/2000                                        $   19,656,250
            100                  Call @ $1,350, Expire 3/2000                                            15,381,250
            300                  Call @ $1,300, Expire 6/2000                                            68,156,250
            100                  Call @ $1,300, Expire 9/2000                                            25,418,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                        128,612,500
--------------------------------------------------------------------------------------------------------------------
                               TOTAL PURCHASED OPTIONS
                               (Cost -- $137,218,250)                                                   142,863,126
====================================================================================================================
WARRANTS -- 0.0%
        200,000                Walden Residential Properties, Inc.
                                 (Exercise price of $26.875 per share. Expire 1/1/02.
                                 Each warrant exercisable for 0.333 shares of common stock.)
                                 (Cost -- $93,023)                                                            1,000
--------------------------------------------------------------------------------------------------------------------

      FACE
     AMOUNT                                            SECURITY                                           VALUE
====================================================================================================================
REPURCHASE AGREEMENT -- 1.9%
$    48,580,000                Morgan Stanley Dean Witter & Co., 2.500% due 1/3/00;
                               Proceeds at maturity -- $48,590,121 (Fully collateralized
                               by U.S. Treasury Notes, 6.000% to 7.250% due 8/15/22
                               to 2/15/26; Market value -- $50,017,520) (Cost -- $48,580,000)           48,580,000
====================================================================================================================
                               TOTAL INVESTMENTS -- 100%
                               (Cost -- $2,249,828,328**)                                            $2,545,540,829
====================================================================================================================

(a) All or a portion of this security is on loan (See Note 7).
(b) Non-income producing security.
(c) Security segregated by Custodian to cover written call options.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Rate represents annualized yield to maturity.
++ All ratings are by Standard & Poor's Rating Service ("Standard & Poor's") with the exception of those identified by an asterisk (*), which are rated by Moody's Investor Service, Inc. ("Moody's").
**  Aggregate cost for Federal income tax purposes is substantially the same.

    See page 21 for definition of bond ratings.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B,   -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly
CCC         speculative with respect to  capacity to pay interest and repay
and CC      principal in accordance with the terms of the obligation. "BB"
            indicates a lower degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa       -- Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered to be medium grade obligations;
            that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa      -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        21

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $2,249,828,328)                                                   $2,545,540,829
     Collateral for securities on loan (Note 7)                                                          154,058,911
     Receivable for securities sold                                                                       26,469,535
     Receivable for Fund shares sold                                                                         596,054
     Dividends and interest receivable                                                                    21,486,850
     Receivable from broker--variation margin                                                                388,450
     Prepaid expenses                                                                                          7,138
----------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                      2,748,547,767
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 7)                                                             154,058,911
     Payable for securities purchased                                                                     38,935,160
     Payable for Fund shares purchased                                                                     5,110,793
     Options written (Note 5)                                                                              3,214,812
     Investment advisory fees payable                                                                      1,203,650
     Administration fees payable                                                                             449,645
     Distribution fees payable                                                                               252,407
     Payable to bank                                                                                           5,277
     Accrued expenses                                                                                        421,212
----------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                   203,651,867
----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                      $2,544,895,900
======================================================================================================================
NET ASSETS:
     Par value of shares of beneficial interest                                                       $      141,522
     Capital paid in excess of par value                                                               2,089,974,235
     Undistributed net investment income                                                                   7,790,038
     Accumulated net realized gain from security transactions, options and futures contracts             150,069,581
     Net unrealized appreciation of investments, options and futures contracts                           296,920,524
----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                      $2,544,895,900
======================================================================================================================
Shares Outstanding:
     Class A                                                                                              36,933,643
     -----------------------------------------------------------------------------------------------------------------
     Class B                                                                                              95,246,888
     -----------------------------------------------------------------------------------------------------------------
     Class L                                                                                               1,297,874
     -----------------------------------------------------------------------------------------------------------------
     Class O                                                                                               3,321,324
     -----------------------------------------------------------------------------------------------------------------
     Class Y                                                                                               4,722,311
     -----------------------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                                           $18.07
     -----------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                $17.94
     -----------------------------------------------------------------------------------------------------------------
     Class L **                                                                                               $17.97
     -----------------------------------------------------------------------------------------------------------------
     Class O **                                                                                               $17.95
     -----------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                                           $18.22
     -----------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)                                        $19.02
     -----------------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                                        $18.15
======================================================================================================================

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                             $ 69,371,534
     Dividends                                                              53,364,211
     Less: Foreign withholding tax                                            (958,324)
-----------------------------------------------------------------------------------------
     Total Investment Income                                               121,777,421
-----------------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                             20,408,757
     Investment advisory fees (Note 2)                                      18,229,857
     Administration fees (Note 2)                                            6,629,039
     Shareholder and system servicing fees                                   3,082,812
     Shareholder communications                                                520,001
     Registration fees                                                         164,959
     Custody                                                                   159,161
     Audit and legal                                                            47,497
     Trustees' fees                                                             30,002
     Insurance                                                                  17,337
     Other                                                                      22,995
-----------------------------------------------------------------------------------------
     Total Expenses                                                         49,312,417
-----------------------------------------------------------------------------------------
Net Investment Income                                                       72,465,004
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS AND FUTURES CONTRACTS (NOTES 3, 4 AND 5):
     Realized Gain (Loss) From:
        Security transactions (excluding short-term securities)            898,098,212
        Options purchased                                                  (39,753,921)
        Options written                                                   (169,601,107)
        Futures contracts                                                   53,669,090
-----------------------------------------------------------------------------------------
     Net Realized Gain                                                     742,412,274
-----------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation
     of Investments, Options and Futures Contracts:
        Beginning of year                                                  990,765,330
        End of year                                                        296,920,524
-----------------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                              (693,844,806)
-----------------------------------------------------------------------------------------
Net Gain on Investments, Options and Futures Contracts                      48,567,468
-----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                   $ 121,032,472
=========================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        23

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           1999                      1998
===============================================================================================
OPERATIONS:
     Net investment income                            $    72,465,004           $    47,636,243
     Net realized gain                                    742,412,274               400,749,678
     Decrease in net unrealized appreciation             (693,844,806)             (219,828,757)
-----------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations               121,032,472               228,557,164
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                (65,811,807)              (44,780,880)
     Net realized gains                                  (514,998,084)             (362,146,516)
-----------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                    (580,809,891)             (406,927,396)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                     220,257,176               709,931,258
     Net asset value of shares issued for
        reinvestment of dividends                         452,975,960               323,023,241
     Cost of shares reacquired                         (1,885,922,917)             (784,966,599)
-----------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
        Fund Share Transactions                        (1,212,689,781)              247,987,900
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      (1,672,467,200)               69,617,668

NET ASSETS:
     Beginning of year                                  4,217,363,100             4,147,745,432
-----------------------------------------------------------------------------------------------
     End of year*                                     $ 2,544,895,900           $ 4,217,363,100
===============================================================================================
* Includes undistributed net investment income of:         $7,790,038                $3,257,921
===============================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Premium Total Return Fund ("Fund"), a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other Funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Portfolio securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business each day. Options are generally valued at the mean of the quoted bid and asked prices. Investments in U.S. government securities (other than short-term securities) are valued at the mean of the quoted bid and asked price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $153,385,958 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        25

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

In addition, the Fund may from time to time enter into options and/or futures contracts in order to hedge market risk.


2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Trust. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC has entered into a sub-advisory agreement with Salomon Brothers Asset Management ("SaBAM"), an affiliate of SSBC. Pursuant to the sub-advisory agreement, SaBAM is responsible for the day-to-day portfolio operations and investment decisions for the Fund. Effective June 14, 1999, SSBC pays SaBAM a monthly fee calculated at an annual rate of 0.15% of the average daily net assets of the Fund. This fee is paid monthly. Prior to June 14, 1999, Boston Partners Asset Management, L.P. was the Fund's sub-advisor and was paid a monthly fee calculated at an annual rate of 0.15% of the Fund's average daily net assets.

SSBC acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Effective October 1999, Smith Barney Private Trust Company ("Private Trust"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. Private Trust receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Private Trust. During the period October 1, 1999 through December 31, 1999, the Fund paid transfer agent fees of $531,292 to Private Trust.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

SSB acts as the primary broker for its portfolio agency transactions. For the year ended December 31, 1999, SSB received total brokerage commissions of $8,400.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 1999, CFBDS and SSB received sales charges of $272,000 and $88,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                   Class A      Class B         Class L        Class O
================================================================================
CDSCs              $2,000     $5,736,000        $23,000        $10,000
================================================================================

--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. For the year ended December 31, 1999, total Distribution Plan fees incurred were:

                                                                    Distribution
                                                                     Plan Fees
================================================================================
Class A                                                             $ 1,915,701
--------------------------------------------------------------------------------
Class B                                                              17,658,168
--------------------------------------------------------------------------------
Class L                                                                 260,908
--------------------------------------------------------------------------------
Class O                                                                 573,980
================================================================================

All officers and one Trustee of the Trust are employees of SSB.


3. Investments

During the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                        $2,842,809,006
--------------------------------------------------------------------------------
Sales                                                             4,718,050,327
================================================================================

At December 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $375,774,413
Gross unrealized depreciation                                       (80,061,912)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $295,712,501
================================================================================


4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        27

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At December 31, 1999, the Fund had the following open futures contracts:

                       # of                   Basis       Market     Unrealized
Purchased Contracts  Contracts  Expiration    Value        Value        Gain
================================================================================
S&P 500                 200        3/00    $71,687,500  $74,210,000  $2,522,500
================================================================================


5. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At December 31, 1999, the Fund had four purchased call options with a total cost of $115,453,000 and sixteen purchased put options with a total cost of $21,765,250.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The following written covered call option transactions occurred during the year ended December 31, 1999:

                                                                       Number of
                                                                       Contracts            Premiums
=========================================================================================================
Options written, outstanding at December 31, 1998                       17,900            $177,699,152
Options written during the year ended December 31, 1999                 37,704              14,839,452
Options cancelled in closing purchase transactions                     (50,258)           (190,564,549)
Options expired                                                           (501)                (73,720)
---------------------------------------------------------------------------------------------------------
Options written, outstanding at December 31, 1999                        4,845              $1,900,335
=========================================================================================================

--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
The following table represents the written covered call option contracts open at December 31, 1999:

Number of                                                           Strike
Contracts                                            Expiration      Price          Value
============================================================================================
      875   Aspect Telecommunications Corp.            3/18/00     $ 35.000     $  (787,500)
      700   Cypress Semiconductor Corp.                1/22/00       30.000        (253,750)
    1,000   MCI WorldCom, Inc.                         1/22/00       56.625        (178,125)
      500   Micron Technology, Inc.                    1/22/00       80.000        (181,250)
      500   Micron Technology, Inc.                    2/19/00       90.000        (181,250)
      500   Telephone and Data Systems, Inc.           2/19/00      100.000      (1,387,500)
      770   Wind River Systems, Inc.                   2/19/00       40.000        (245,437)
--------------------------------------------------------------------------------------------
            Total Covered Call Options Written
            (Premiums received -- $1,900,335)                                   $(3,214,812)
============================================================================================

The following written covered put option transactions occurred during the year ended December 31, 1999:

                                                                Number of
                                                                Contracts        Premiums
===========================================================================================
Options written, outstanding at December 31, 1998                    --                 --
Options written during the year ended December 31, 1999           2,000         $1,572,077
Options cancelled in closing purchase transactions               (2,000)        (1,572,077)
-------------------------------------------------------------------------------------------
Options written, outstanding at December 31, 1999                    --                 --
===========================================================================================

6. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        29

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
At December 31, 1999, the Fund had loaned common stocks having a value of $150,629,374 and holds the following collateral for loaned securities:

Security Description                                           Value
======================================================================
Time Deposits:
   CAISSE, 12.000% due 1/3/00                             $  8,186,820
   Chase, 4.500% due 1/3/00                                 12,464,612
   Marshal & Isley, 2.000% due 1/3/00                        1,422,378
   Sun Trust Bank, 13.000% due 1/3/00                       10,588,947
   Sun Trust Bank, 4.500% due 1/3/00                        15,009,169
   Deutsche Bank, 11.000% due 1/3/00                        33,024,920

Certificates of Deposit:
   Deutsche Bank, 6.040% due 1/3/00                          1,779,042
   Marita Bank Ltd., 6.250% due 2/1/00                       3,619,479

Yankee Certificates of Deposit:
   Australia New Zealand, 6.290% due 1/14/00                 2,032,183
   Toronto Dominion, 6.740% due 1/14/00                      3,688,035

Commercial Paper:
   Sigma Finance, 5.959% due 2/10/00                         2,374,296
   Corporate Receivable, 6.191% due 1/20/00                  5,658,971
   Corporate Receivable, 6.126% due 2/2/00                   2,572,312
   CC USA Disc, 5.904% due 2/14/00                           2,082,434
   CC USA Disc, 5.937% due 2/22/00                           4,633,754
   Moriarity Disc, 5.912% due 2/1/00                         1,477,717
   Atlantis One, 5.920% due 2/23/00                          3,077,226
   Atlantis One, 5.973% due 3/20/00                          4,274,465
   Atlantis One, 5.992% due 1/25/00                            695,199
   Moriarity Disc, 6.258% due 1/10/00                          415,867
   Corporate Receivable, 6.181% due 1/27/00                  2,208,119

Floating Rate Notes:
   American Home, 5.508% due 4/20/00                         5,057,966
   Sigma Finance, 6.254% due 4/4/00                         11,941,962
   Goldman Sachs, 5.910% due 8/23/00                           472,373
Institutional Money Market:
   Institutional Money Market, 5.712% due 1/3/00                 6,533
Interest Bearing Note:
   Bank of Montreal, 6.680% due 1/14/00                     15,294,133
----------------------------------------------------------------------
Total                                                     $154,058,911
======================================================================

Income earned by the Fund from securities loaned for the year ended December 31, 1999 was $206,284.


8. Shares of Beneficial Interest

At December 31, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

--------------------------------------------------------------------------------
30                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
At December 31, 1999, total paid-in capital amounted to the following for each class:

                               Class A          Class B         Class L          Class O         Class Y
===========================================================================================================
Total Paid-in Capital       $625,380,380    $1,270,489,793    $29,702,445      $65,039,456     $99,503,683
===========================================================================================================

Transactions in shares of each class were as follows:

                                                   Year Ended                                     Year Ended
                                                December 31, 1999                             December 31, 1998+
                                        -----------------------------------          --------------------------------------
                                           Shares               Amount                   Shares               Amount
===========================================================================================================================
Class A
Shares sold                               5,576,417        $   114,564,826              7,733,657        $   175,026,027
Shares issued on reinvestment             6,613,942            120,314,446              3,269,724             70,506,884
Shares reacquired                       (17,182,305)          (350,048,640)            (6,634,829)          (146,985,551)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                  (4,991,946)       $  (115,169,368)             4,368,552        $    98,547,360
===========================================================================================================================
Class B
Shares sold                               3,352,189        $    68,275,906             19,483,013        $   439,642,557
Shares issued on reinvestment            17,523,284            316,413,809             11,270,658            241,980,524
Shares reacquired                       (71,868,845)        (1,468,014,821)           (27,473,985)          (607,825,219)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 (50,993,372)       $(1,083,325,106)             3,279,686        $    73,797,862
===========================================================================================================================
Class L
Shares sold                                 503,863        $    10,440,957              1,194,003        $    26,489,637
Shares issued on reinvestment               243,173              4,381,254                 66,851              1,405,157
Shares reacquired                          (645,526)           (13,037,142)               (64,490)            (1,375,725)
---------------------------------------------------------------------------------------------------------------------------
Net Increase                                101,510        $     1,785,069              1,196,364        $    26,519,069
===========================================================================================================================
Class O++
Shares sold                                 110,823        $     2,284,326              1,752,049        $    39,958,820
Shares issued on reinvestment               656,558             11,866,451                424,817              9,130,351
Shares reacquired                        (2,548,374)           (52,147,892)            (1,297,704)           (28,780,104)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                  (1,780,993)       $   (37,997,115)               879,162        $    20,309,067
===========================================================================================================================
Class Y
Shares sold                               1,261,008        $    24,691,161              1,305,089        $    28,814,217
Shares issued on reinvestment                    --                     --                     13                    325
Shares reacquired                          (131,721)            (2,674,422)                    --                     --
---------------------------------------------------------------------------------------------------------------------------
Net Increase                              1,129,287        $    22,016,739              1,305,102        $    28,814,542
===========================================================================================================================

+ For Class L shares, transactions are for the period from June 15, 1998 (inception date) to December 31, 1998.
++  On June 12, 1998, Class C shares were renamed Class O shares.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        31

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class A Shares                                1999(1)       1998(1)       1997(1)     1996(1)(2)        1996(3)       1995(4)
===============================================================================================================================
Net Asset Value, Beginning of Year            $21.38        $22.19        $19.14        $17.40          $16.33        $15.69
-------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                        0.54          0.33          0.39          0.16            0.37          0.44
   Net realized and unrealized gain             0.50          1.00          4.29          2.21            1.98          1.48
-------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    1.04          1.33          4.68          2.37            2.35          1.92
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.49)        (0.25)        (0.38)        (0.16)          (0.37)        (0.43)
   Net realized gains                          (3.86)        (1.89)        (1.25)        (0.47)          (0.91)        (0.14)
   Capital                                     --            --            --            --              --            (0.71)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (4.35)        (2.14)        (1.63)        (0.63)          (1.28)        (1.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $18.07        $21.38        $22.19        $19.14          $17.40        $16.33
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                    5.37%         6.20%        25.19%        13.80%++        14.76%        12.92%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $667,303      $896,342      $833,540      $608,203        $534,329      $471,578
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     1.12%         1.12%         1.11%         1.12%+          1.12%         1.16%
   Net investment income                        2.63          1.48          1.89          2.05+           2.16          2.81
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           93%           43%           43%           30%             58%           63%
===============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(3) For the fiscal year August 1, 1995 through July 31, 1996.
(4) For the fiscal year August 1, 1994 through July 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
32                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class B Shares                              1999(1)     1998(1)     1997(1)   1996(1)(2)     1996(3)     1995(4)
==================================================================================================================
Net Asset Value, Beginning of Year          $21.26      $22.17      $19.14      $17.40       $16.33      $15.69
------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                      0.41        0.22        0.29        0.12         0.28        0.36
   Net realized and unrealized gain           0.52        0.99        4.28        2.21         1.99        1.48
------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.93        1.21        4.57        2.33         2.27        1.84
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.39)      (0.23)      (0.29)      (0.12)       (0.29)      (0.34)
   Net realized gains                        (3.86)      (1.89)      (1.25)      (0.47)       (0.91)      (0.14)
   Capital                                      --          --          --          --           --       (0.72)
------------------------------------------------------------------------------------------------------------------
Total Distributions                          (4.25)      (2.12)      (1.54)      (0.59)       (1.20)      (1.20)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $17.94      $21.26      $22.17      $19.14       $17.40      $16.33
------------------------------------------------------------------------------------------------------------------
Total Return                                  4.85%       5.64%      24.55%      13.57%++     14.21%      12.36%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $1,709      $3,110      $3,170      $2,355       $2,021      $1,655
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                   1.63%       1.61%       1.60%       1.54%+       1.62%       1.66%
   Net investment income                      2.02        0.99        1.39        1.63+        1.66        2.31
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         93%         43%         43%         30%          58%         63%
==================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(3) For the fiscal year August 1, 1995 through July 31, 1996.
(4) For the fiscal year August 1, 1994 through July 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        33

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout the period ended December 31, except where noted:

Class L Shares                                            1999(1)   1998(1)(2)
================================================================================
Net Asset Value, Beginning of Year                        $21.29      $23.06
--------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                    0.40        0.06
   Net realized and unrealized gain (loss)                  0.48       (0.01)
--------------------------------------------------------------------------------
Total Income From Operations                                0.88        0.05
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                   (0.34)      --
   Net realized gains                                      (3.86)      (1.82)
--------------------------------------------------------------------------------
Total Distributions                                        (4.20)      (1.82)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                              $17.97      $21.29
--------------------------------------------------------------------------------
Total Return                                                4.60%       0.36%++
Net Assets, End of Year (000s)                           $23,318     $25,471
Ratios to Average Net Assets:
   Expenses                                                 1.88%       1.82%+
   Net investment income                                    1.93        0.55+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                       93%         43%
================================================================================
(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from June 15, 1998 (inception date) to December 31, 1998.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
34                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class O Shares                               1999(1)     1998(1)(2)     1997(1)    1996(1)(3)       1996(4)    1995(5)(6)
=========================================================================================================================
Net Asset Value, Beginning of Year           $21.28        $22.18       $19.15       $17.41         $16.33       $15.69
-------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                       0.42          0.23         0.30         0.12           0.29         0.36
   Net realized and unrealized gain            0.51          0.99         4.28         2.21           1.99         1.48
-------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.93          1.22         4.58         2.33           2.28         1.84
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                      (0.40)        (0.23)       (0.30)       (0.12)         (0.29)       (0.35)
   Net realized gains                         (3.86)        (1.89)       (1.25)       (0.47)         (0.91)       (0.14)
   Capital                                       --            --           --           --             --        (0.71)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (4.26)        (2.12)       (1.55)       (0.59)         (1.20)       (1.20)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $17.95        $21.28       $22.18       $19.15         $17.41       $16.33
-------------------------------------------------------------------------------------------------------------------------
Total Return                                   4.83%         5.69%       24.60%       13.58%++       14.30%       12.36%
Net Assets, End of Year (000s)              $59,629      $108,576      $93,676      $42,637        $31,044      $12,937
Ratios to Average Net Assets:
   Expenses                                    1.60%         1.59%        1.56%        1.55%+         1.59%        1.62%
   Net investment income                       2.05          1.02         1.41         1.61+          1.68         2.35
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          93%           43%          43%          30%            58%          63%
=========================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, Class C shares were renamed Class O shares.
(3) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(4) For the fiscal year August 1, 1995 through July 31, 1996.
(5) For the fiscal year August 1, 1994 through July 31, 1995.
(6) On November 7, 1994, the former Class D shares were renamed Class C shares. ++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        35

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class Y Shares                               1999(1)      1998(1)      1997(1)    1996(1)(2)       1996(3)
============================================================================================================
Net Asset Value, Beginning of Year           $21.49       $22.24       $19.17       $17.42         $17.57
------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                       0.64         0.40         0.47         0.17           0.19
   Net realized and unrealized gain            0.48         1.01         4.29         2.23           0.33
------------------------------------------------------------------------------------------------------------
Total Income From Operations                   1.12         1.41         4.76         2.40           0.52
------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                      (0.53)       (0.27)       (0.44)       (0.18)         (0.21)
   Net realized gains                         (3.86)       (1.89)       (1.25)       (0.47)         (0.46)
------------------------------------------------------------------------------------------------------------
Total Distributions                           (4.39)       (2.16)       (1.69)       (0.65)         (0.67)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $18.22       $21.49       $22.24       $19.17         $17.42
------------------------------------------------------------------------------------------------------------
Total Return                                   5.72%        6.56%       25.61%       13.95%++        2.93%++
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $86,047      $77,210      $50,882      $26,585        $13,192
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                    0.77%        0.76%        0.76%        0.80%+         0.87%+
   Net investment income                       3.08         1.82         2.22         2.36+          2.24+
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          93%          43%          43%          30%            58%
============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.
(3) For the period from February 7, 1996 (inception date) to July 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
36                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
The Shareholders and Board of Trustees of
Smith Barney Income Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Premium Total Return Fund of Smith Barney Income Funds as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the period from August 1, 1996 to December 31, 1996 and for each of the years in the two-year period ended July 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Premium Total Return Fund of Smith Barney Income Funds as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP

New York, New York
February 11, 2000

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        37

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------
On May 12, 1999, a special meeting of shareholders of the Trust was held for the purpose of electing Trustees to the Trust.

The results of the vote were as follows:

                                   Shares Voted      Percentage       Shares Voted       Percentage
Names of Trustees                       For         Shares Voted         Against        Shares Voted
-----------------------------------------------------------------------------------------------------
Lee Abraham                       62,342,951.572       98.630%         865,940.611         1.370%
Allan J. Bloostein                62,384,540.377       98.696          824,351.806         1.304
Jane F. Dasher                    62,392,002.787       98.708          816,889.396         1.292
Donald R. Foley                   62,322,262.500       98.595          886,629.683         1.405
Richard E. Hanson Jr.             62,380,877.618       98.690          828,014.565         1.310
Paul Hardin                       62,379,975.324       98.689          828,916.859         1.311
Heath B. McLendon                 62,370,291.215       98.673          838,630.968         1.327
Roderick C. Rasmussen             62,346,471.848       98.636          862,420.335         1.364
John P. Toolan                    62,396,377.832       98.715          812,514.351         1.285
-----------------------------------------------------------------------------------------------------

On June 30, 1999, a special meeting of shareholders of the Fund was held for the purpose of voting to approve or disapprove a new sub-investment advisory agreement among the Fund, SSBC Fund Management Inc. and Salomon Brothers Asset Management Inc.

The information below reports the lowest percentage of shares voting for the proposal, the highest percentage of shares voting against and abstaining by shareholders of the Fund on the proposal.

                        Percentage                             Percentage                           Percentage
  Shares Voted           of Shares         Shares Voted         of Shares          Shares            of Shares
       For                 Voted              Against             Voted          Abstaining          Abstained
-------------------------------------------------------------------------------------------------------------------
82,801,141.000            90.172%          2,074,138.444         2.259%         6,950,768.200          7.569%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------
For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1999:

    .   A corporate dividends received deduction of 61.51%.

    .   Total long-term capital gain distributions paid of $660,562,110.

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        39

                     [This page intentionally left blank]

Smith Barney
Premium Total
Return Fund

Trustees
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Ross Margolies
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Manager
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Transfer Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699


This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Premium Total Return Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information. If used as sales material after March 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

[LOGO OF SALOMON SMITH BARNEY]

Smith Barney Premium
Total Return Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds



FD0420 2/00